Income Taxes (Details) - Schedule of tax expense and the accounting profit (Parentheticals)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of tax expense and the accounting profit [Abstract]
Expected tax rate	0.00%	0.00%
Effective income tax rate	1.92%	9.56%